SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	12,266,411	65,809,254
Convertible ratio	15.625
Preferred stock convertible into shares of common stock	62,924,710
Shares of common stock	4,027,181
Common stock warrants	51,642
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	3,895,103	1,163,103
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	4,791,192
Series Seed Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		20,714,518
Series A Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		5,654,072
Series A-2 Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		5,932,742
Series CF Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		836,331
Series A-3 Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		9,032,330
Series B Preferred Stock (convertible to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		20,754,717
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	3,580,116	914,539
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		806,903